Shareholder Report, Holdings (Details)	Jul. 31, 2026
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Total before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.40%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.40%)
PGIM CORE CONSERVATIVE BOND FUND - CLASS R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM CORE CONSERVATIVE BOND FUND - CLASS R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
PGIM CORE CONSERVATIVE BOND FUND - CLASS R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
PGIM CORE CONSERVATIVE BOND FUND - CLASS R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
PGIM CORE CONSERVATIVE BOND FUND - CLASS R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
PGIM TIPS FUND - CLASS R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM TIPS FUND - CLASS R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	90.20%
PGIM TIPS FUND - CLASS R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
PGIM TIPS FUND - CLASS R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Total before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[2]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions Gold 100 OZ [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions Brent Crude [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions WTI Crude [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions Low Sulphur Gas Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions Soybean [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions Corn [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions NY Harbor ULSD [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions LME PRI Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions Sugar No. 11 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions Gasoline RBOB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions Soybean Meal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions Live Cattle [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions LME Zinc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions LME Nickel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions Coffee 'C' [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions Hard Red Winter Wheat [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions Soybean Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions No. 2 Soft Red Winter Wheat [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions Lean Hogs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions SGX Iron Ore [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions Palladium [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions Robusta Coffee 10T [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions LME Lead [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Positions Platinum [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Total of Commodity Futures Contracts Long Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Short Positions LME Zinc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Short Positions LME Nickel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Short Positions LME PRI Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Short Positions LME Lead [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[3],[4]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Total of Commodity Futures Contracts Short Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Total before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[2]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Gold 100 OZ [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Brent Crude [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions WTI Crude [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Low Sulphur Gas Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[3],[5]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Soybean [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Corn [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions NY Harbor ULSD [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3],[5]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions LME PRI Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Sugar No. 11 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3],[5]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Gasoline RBOB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3],[5]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Soybean Meal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Live Cattle [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions LME Zinc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3],[5]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions LME Nickel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3],[5]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Coffee 'C' [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Hard Red Winter Wheat [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Soybean Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions No. 2 Soft Red Winter Wheat [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Lean Hogs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions SGX Iron Ore [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Palladium [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Robusta Coffee 10T [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions LME Lead [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Long Positions Platinum [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Total of Commodity Futures Contracts Long Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Short Positions LME Zinc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3],[4]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Short Positions LME Nickel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3],[5]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Short Positions LME PRI Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3],[5]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Short Positions LME Lead [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[3],[5]
PGIM Quant Solutions Commodity Strategies Fund - Class R6 | Total of Commodity Futures Contracts Short Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[3],[4]
PGIM Quant Solutions Mid-Cap Index Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Total before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6 | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets
[2]	Includes unsettled variation margin receivable (payable) for Commodity Futures contracts outstanding, as reported in the Fund's consolidated statutory financial statements.
[3]	Represents positions held in the PGIM QMA Commodity Strategies Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands Subsidiary.
[4]	Represents the current notional amount of the commodity future contracts (USD) as a percentage of net assets as of July 31, 2026.
[5]	Represents the current notional amount of the commodity future contracts (USD) as a percentage of net assets as of July 31, 2025.